Related Party Transactions (Narriative) (Details) - Directors [Member] - CAD ($)	Dec. 31, 2019	Dec. 31, 2018
Disclosure of transactions between related parties [line items]
Accounts payable and accrued liabilities	$ 389,127	$ 296,702
Rent received	$ 12,000	$ 18,000